CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 1,381,757	$ 1,709,209
Bank deposits with original maturity over three months	626,940	0
Restricted cash (Note 12)	770,294	672,981
Accounts receivable, net (Note 3)	287,880	320,929
Amounts due from affiliated companies (Note 23(a))	23	1,322
Income tax receivable	18	266
Inventories	18,169	16,576
Prepaid expenses and other current assets	54,898	27,743
Assets held for sale (Note 4)	8,468	0
Total current assets	3,148,447	2,749,026
PROPERTY AND EQUIPMENT, NET (Note 5)	3,308,846	2,684,094
GAMING SUBCONCESSION, NET (Note 6)	485,031	542,268
INTANGIBLE ASSETS, NET (Note 7)	4,220	4,220
GOODWILL (Note 7)	81,915	81,915
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS (Note 8)	345,667	88,241
RESTRICTED CASH (Note 12)	373,371	741,683
DEFERRED TAX ASSETS (Note 17)	93	105
DEFERRED FINANCING COSTS	114,431	65,930
LAND USE RIGHTS, NET (Note 9)	951,618	989,984
TOTAL ASSETS	8,813,639	7,947,466
CURRENT LIABILITIES
Accounts payable (Note 10)	9,825	13,745
Accrued expenses and other current liabilities (Note 11)	928,751	850,841
Income tax payable	6,584	1,191
Capital lease obligations, due within one year (Note 13)	27,265	0
Current portion of long-term debt (Note 12)	262,566	854,940
Amounts due to affiliated companies (Note 23(b))	2,900	949
Amount due to a shareholder (Note 23(c))	79	0
Total current liabilities	1,237,970	1,721,666
LONG-TERM DEBT (Note 12)	2,270,894	2,339,924
OTHER LONG-TERM LIABILITIES (Note 14)	28,492	7,412
DEFERRED TAX LIABILITIES (Note 17)	62,806	66,350
CAPITAL LEASE OBLIGATIONS, DUE AFTER ONE YEAR (Note 13)	253,029	0
LAND USE RIGHTS PAYABLE (Note 22(c))	35,466	71,358
COMMITMENTS AND CONTINGENCIES (Note 22)
SHAREHOLDERS' EQUITY
Ordinary shares at US$0.01 par value per share (Authorized - 7,300,000,000 shares as of December 31, 2013 and 2012 and issued - 1,666,633,448 and 1,658,059,295 shares as of December 31, 2013 and 2012,respectively (Note 16))	16,667	16,581
Treasury shares, at cost (16,222,246 and 11,267,038 shares as of December 31, 2013 and 2012, respectively (Note 16))	(5,960)	(113)
Additional paid-in capital	3,479,399	3,235,835
Accumulated other comprehensive losses	(15,592)	(1,057)
Retained earnings	772,156	134,693
Total Melco Crown Entertainment Limited shareholders' equity	4,246,670	3,385,939
Noncontrolling interests	678,312	354,817
Total equity	4,924,982	3,740,756
TOTAL LIABILITIES AND EQUITY	$ 8,813,639	$ 7,947,466